Investments in and Advances to Nonconsolidated Affiliates - Tables 2 & 3 (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Assets-
Current	$ 17.4	$ 18.0
Noncurrent	73.4	73.7
Total assets	90.8	91.7
Liabilities and equity-
Current liabilities	8.9	7.5
Noncurrent liabilities	7.0	7.2
Partners' capital and shareholders' equity-
HealthSouth	27.1	28.1
Outside partners	47.8	48.9
Total liabilities and equity	90.8	91.7
Combined Statements of Operations of Equity Method Affiliates
Net operating revenues	87.0	79.8	73.1
Operating expenses	(53.1)	(51.6)	(47.2)
Income from continuing operations, net of tax	26.5	23.0	20.5
Net income	$ 26.5	$ 23.0	$ 20.5